                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726


                                 January 4, 1999


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: CitiFunds(SM) Institutional Trust: CitiFunds(SM) Institutional Liquid Reserves and CitiFunds(SM) Institutional Cash Reserves (File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds Institutional Trust,, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 14 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 28, 1998, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8383 or Elizabeth A. Plewes at
(617) 951-8847, with any questions relating to this letter.

                                               Sincerely,

                                               Jennifer H. Hurford